Credit impairment charges and other provisions - Movements in allowance for impairment by asset class (audited) (Details) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening/Beginning balance
Closing/Ending balance	£ 4,690
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening/Beginning balance	4,620
Acquisitions and disposals	(5)
Unwind of discount	(48)
Exchange and other adjustments	(240)
Amounts written off	(2,329)
Recoveries	334
Amounts charged to income statement	2,320
Closing/Ending balance	4,652
Home loans [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening/Beginning balance	467
Acquisitions and disposals	0
Unwind of discount	(5)
Exchange and other adjustments	(4)
Amounts written off	(29)
Recoveries	0
Amounts charged to income statement	29
Closing/Ending balance	458
Credit cards, unsecured and other retail lending [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening/Beginning balance	3,060
Acquisitions and disposals	0
Unwind of discount	(43)
Exchange and other adjustments	(223)
Amounts written off	(2,042)
Recoveries	252
Amounts charged to income statement	2,051
Closing/Ending balance	3,055
Corporate loans [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening/Beginning balance	1,093
Acquisitions and disposals	(5)
Unwind of discount	0
Exchange and other adjustments	(13)
Amounts written off	(258)
Recoveries	82
Amounts charged to income statement	240
Closing/Ending balance	£ 1,139